REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES
Schedule of sales to individual customers that exceeded 10% revenues from mining operations

	Year Ended December 31,
	2024	2023
Customer 1	$1,718,298	$1,858,921
Customer 2	1,607,542	1,574,546
Customer 3	1,480,736	1,319,800
Customer 4	1,304,802	—
Total sales to customers exceeding 10.0% of revenues from mining operations	$6,111,378	$4,753,267
Percentage of total revenues from mining operations	73.8%	71.7%

Schedule of total revenues from mining operations

	Year Ended December 31,
	2024	2023
Revenue from contracts with customers	$8,285,815	$6,628,073
Provisional pricing adjustments on concentrate sales	(62)	(1,164)
Total revenues from mining operations	$8,285,753	$6,626,909

Schedule of revenues from contracts with customers by metal

	Year Ended December 31,
	2024	2023
Revenues from contracts with customers:
Gold	$8,170,356	$6,539,273
Silver	79,208	63,666
Zinc	3,937	6,557
Copper	32,314	18,577
Total revenues from contracts with customers	$8,285,815	$6,628,073